Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000222781
Shareholder Report [Line Items]
Fund Name	Democratic Large Cap Core ETF
Class Name	Democratic Large Cap Core ETF
Trading Symbol	DEMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Democratic Large Cap Core ETF (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://demz.fund/performance. You can also request this information by contacting us at (888)-750-DEMZ (3369).
Additional Information Phone Number	(888)-750-DEMZ (3369)
Additional Information Website	https://demz.fund/performance
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democratic Large Cap Core ETF	$53	0.45%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2024, the Democratic Large Cap Core ETF returned 37.66% versus its primary benchmark, Democratic Large Cap Core Index, of 36.94%. This 72 basis points (“bps”) of outperformance can be explained by friction costs as well as the transitory cash position of the Fund. Relative to its secondary benchmark the S&P 500® Index (TR), the Fund outperformed by 131 bps (37.66% versus 36.35% respectively). This outperformance was primarily driven by security selection in the Information Technology (“IT”) and Consumer Staples (“CS”) Sectors, with security selection contributing 1.36% return over the benchmark in IT and 1.68% in CS on an attribution basis according to Bloomberg Terminal research. Further, albeit smaller positive contribution was the result of the relative overweight of the Communication Services sector versus the S&P 500 Ex-Information Technology Index and the Funds zero exposure to the Energy Sector, which added 170 bps to overall performance. The largest contributor to negative performance was the under allocation and security selection in the Financials Sector contributing -2 bps and -173 bps respectively. We continue to be satisfied by both the relative and absolute performance of the Fund and believe it to be well positioned heading into the final quarter of the 2024 calendar year.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Democratic Large Cap Core ETF - $18605	S&P 500® Index (TR)* - $18493	Democratic Large Cap Core Index - $17975
Nov/20	$10000	$10000	$10000
Sep/21	$13726	$13193	$13601
Sep/22	$11110	$11152	$10895
Sep/23	$13516	$13562	$13126
Sep/24	$18605	$18493	$17975

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Democratic Large Cap Core ETF	37.66%	17.20%
S&P 500® Index (TR)*	36.35%	17.02%
Democratic Large Cap Core Index	36.94%	16.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 38,689,152
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 143,384
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$38,689,152	50	$143,384	28%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.0%
Real Estate	3.8%
Health Care	7.0%
Consumer Discretionary	8.0%
Industrials	8.1%
Financials	9.4%
Consumer Staples	9.9%
Communication Services	14.4%
Information Technology	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	5.1%
Loews	4.9%
Costco Wholesale	4.7%
NVIDIA	4.7%
Microsoft	4.6%
International Business Machines	3.8%
Meta Platforms, Cl A	3.7%
Amphenol, Cl A	3.5%
Walt Disney	2.6%
Colgate-Palmolive	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(888)-750-DEMZ (3369)
Updated Prospectus Web Address	https://demz.fund/performance